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MSIF - Class IR | U.S. REAL ESTATE PORTFOLIO
U.S. Real Estate Portfolio

Prospectus Supplement

December 7, 2023

Morgan Stanley Institutional Fund, Inc.

Supplement dated December 7, 2023 to the Morgan Stanley Institutional Fund, Inc. Prospectus dated April 28, 2023

U.S. Real Estate Portfolio (Class IR) (the "Fund")

The Annual Fund Operating Expenses table under the section of the Prospectus entitled "Fund Summary—U.S. Real Estate Portfolio—Fees and Expenses—Annual Fund Operating Expenses" is hereby deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	MSIF - Class IR U.S. REAL ESTATE PORTFOLIO Class IR
Advisory Fee	0.55%	[1]
Distribution and/or Shareholder Service (12b-1) Fee	none
Other Expenses	24.07%
Total Annual Fund Operating Expenses	24.62%	[2]
Fee Waiver and/or Expense Reimbursement	23.97%	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.65%	[2]
[1]	The Advisory Fee has been restated to reflect the decrease in the advisory fee schedule effective on December 11, 2023.
[2]	The Fund's "Adviser," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse the Fund so that Total Annual Fund Operating Expenses, excluding acquired fund fees and expenses (as applicable), certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.65% for Class IR. The fee waivers and/or expense reimbursements will continue for at least one year from the date of this Prospectus or until such time as the Board of Directors of Morgan Stanley Institutional Fund, Inc. (the "Company") acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate. Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement have been restated to reflect the decrease in the expense limitation arrangement effective on December 11, 2023.

The Example tables under the section of the Prospectus entitled "Fund Summary—U.S. Real Estate Portfolio—Fees and Expenses—Example" is hereby deleted in its entirety and replaced with the following:
If You SOLD Your Shares
Expense Example	1 Year	3 Years	5 Years	10 Years
MSIF - Class IR | U.S. REAL ESTATE PORTFOLIO | Class IR | USD ($)	66	4,246	6,946	10,222

If You HELD Your Shares
Expense Example No Redemption	1 Year	3 Years	5 Years	10 Years
MSIF - Class IR | U.S. REAL ESTATE PORTFOLIO | Class IR | USD ($)	66	4,246	6,946	10,222

Please retain this supplement for future reference.